Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
At beginning of year	£ 93	£ 77
Exchange differences	(3)	4
Acquisition of investments	12	13
Fair value movements	20	7
Disposal of investments		(8)
At end of year	£ 122	£ 93